UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06686

JPMorgan China Region Fund, Inc.

(Exact name of registrant as specified in charter)

One Beacon Street, 18th Floor

Boston, MA 02108

(Address of principal executive offices) (Zip code)

Dechert LLP

1095 Avenue of the Americas

New York, NY 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 441 9800

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

JPMorgan China Region Fund, Inc.

INVESTMENT PORTFOLIO

AT MARCH 31, 2017 (Unaudited)

DESCRIPTION	HOLDINGS (IN SHARES)	VALUE (IN US$)
COMMON STOCK
CHINA (67.4%)
Airlines (0.6%)
Spring Airlines Co. Ltd., ‘A’	148,529	748,701

Auto Components (1.4%)
Nexteer Automotive Group Ltd.	1,150,000	1,695,812

Automobiles (1.9%)
Brilliance China Automotive Holdings Ltd.	654,000	1,093,997
SAIC Motor Corp. Ltd., ‘A’	338,600	1,246,941

		2,340,938

Banks (11.2%)
Bank of China Ltd.	12,462,000	6,189,708
BOC Hong Kong Holdings Ltd.	574,000	2,345,043
China Merchants Bank Co. Ltd.	1,676,500	4,433,131
Industrial Bank Co. Ltd., ‘A’	366,100	861,093

		13,828,975

Beverages (1.3%)
Kweichow Moutai Co. Ltd., ‘A’	29,580	1,658,279

Capital Markets (0.6%)
Huatai Securities Co. Ltd., ‘A’	327,150	797,962

Chemicals (1.0%)
Kangde Xin Composite Material Group Co. Ltd., ‘A’	467,063	1,295,778

Commercial Services & Supplies (2.0%)
Beijing Originwater Technology Co. Ltd., ‘A’	432,718	1,018,411
China Everbright International Ltd.	1,073,000	1,444,197

		2,462,608

Diversified Telecommunication Services (1.4%)
China Telecom Corp. Ltd.	3,502,000	1,707,853

Electrical Equipment (1.2%)
Guoxuan High-Tech Co. Ltd., ‘A’	106,400	509,784
Luxshare Precision Industry Co. Ltd., ‘A’	259,913	954,148

		1,463,932

Electronic Equipment, Instruments & Components (4.5%)
AAC Technologies Holdings, Inc.	214,000	2,504,446
GoerTek, Inc., ‘A’	206,400	1,019,451
Hangzhou Hikvision Digital Technology Co. Ltd., ‘A’	428,370	1,982,792

		5,506,689

Gas Utilities (1.7%)
China Resources Gas Group Ltd.	594,000	2,101,911

Health Care Providers & Services (0.9%)
China Resources Phoenix Healthcare Holdings Co. Ltd. (a)	862,500	1,059,882

Hotels, Restaurants & Leisure (0.9%)
China CYTS Tours Holding Co. Ltd., ‘A’	339,300	1,074,744

Household Durables (1.2%)
Hangzhou Robam Appliances Co. Ltd., ‘A’	200,350	1,441,911

Independent Power and Renewable Electricity Producers (1.7%)
CGN Power Co. Ltd. (e)	3,973,000	1,226,945
China Yangtze Power Co. Ltd., ‘A’	440,300	847,787

		2,074,732

Insurance (5.1%)
China Taiping Insurance Holdings Co. Ltd. (a)	582,000	1,409,411
Ping An Insurance Group Co. of China Ltd., ‘A’	901,152	4,839,322

		6,248,733

Internet & Direct Marketing Retail (3.0%)
Ctrip.com International Ltd. (a)	28,200	1,386,030
JD.com, Inc. (a)	73,400	2,283,474

		3,669,504

Internet Software & Services (15.0%)
Alibaba Group Holding Ltd. (a)	77,900	8,399,957
Tencent Holdings Ltd.	352,100	10,094,304

		18,494,261

Machinery (2.0%)
China Conch Venture Holdings Ltd.	459,000	901,285
Han’s Laser Technology Industry Group Co. Ltd., ‘A’	398,204	1,517,865

		2,419,150

Metals & Mining (0.9%)
Aluminum Corp. of China Ltd. (a)	2,304,000	1,126,578

Oil, Gas & Consumable Fuels (2.4%)
CNOOC Ltd.	2,460,000	2,937,502

Pharmaceuticals (2.3%)
China Medical System Holdings Ltd.	463,000	820,966
Jiangsu Hengrui Medicine Co. Ltd., ‘A’	258,793	2,040,138

		2,861,104

Real Estate Management & Development (2.1%)
China Resources Land Ltd.	416,000	1,124,108
Poly Real Estate Group Co. Ltd., ‘A’	1,089,750	1,506,909

		2,631,017

Road & Rail (0.5%)
Daqin Railway Co. Ltd., ‘A’	566,200	621,918

Water Utilities (0.6%)
Beijing Enterprises Water Group Ltd.	922,000	683,358

TOTAL CHINA		82,953,832

HONG KONG (21.6%)
Banks (0.9%)
Dah Sing Banking Group Ltd.	577,200	1,137,837

Capital Markets (1.9%)
Hong Kong Exchanges & Clearing Ltd.	94,181	2,370,431

Diversified Telecommunication Services (0.9%)
HKT Trust & HKT Ltd.	891,000	1,148,790

Food Products (0.8%)
WH Group Ltd. (e)	1,155,500	996,185

Hotels, Restaurants & Leisure (2.6%)
Cafe de Coral Holdings Ltd.	218,000	713,903
Sands China Ltd.	525,200	2,432,890

		3,146,793

Household Durables (0.8%)
Techtronic Industries Co. Ltd.	235,000	951,007

Industrial Conglomerates (2.2%)
CK Hutchison Holdings Ltd.	171,000	2,103,532
Shun Tak Holdings Ltd.	1,752,000	619,958

		2,723,490

Insurance (3.9%)
AIA Group Ltd.	765,400	4,825,915

JPMorgan China Region Fund, Inc.

INVESTMENT PORTFOLIO

AT MARCH 31, 2017 (Unaudited) (continued)

DESCRIPTION	HOLDINGS (IN SHARES)	VALUE (IN US$)
COMMON STOCK — continued
Media (0.8%)
IMAX China Holding, Inc. (a) (e)	177,500	913,594

Pharmaceuticals (1.2%)
Sino Biopharmaceutical Ltd.	1,724,000	1,419,752

Real Estate Management & Development (3.2%)
Cheung Kong Property Holdings Ltd.	357,500	2,408,174
Wharf Holdings Ltd. (The)	183,000	1,570,623

		3,978,797

Specialty Retail (0.7%)
Chow Sang Sang Holdings International Ltd.	367,000	865,141

Textiles, Apparel & Luxury Goods (1.7%)
Pacific Textiles Holdings Ltd.	417,000	461,455
Regina Miracle International Holdings Ltd. (e)	838,000	645,901
Samsonite International SA	249,300	907,829

		2,015,185

TOTAL HONG KONG		26,492,917

SINGAPORE (0.7%)
Trading Companies & Distributors (0.7%)
BOC Aviation Ltd. (e)	168,800	900,310

TAIWAN (17.1%)
Auto Components (0.6%)
Tung Thih Electronic Co. Ltd.	80,000	689,462

Capital Markets (0.5%)
Yuanta Financial Holding Co. Ltd.	1,498,000	631,932

Communications Equipment (0.5%)
Wistron NeWeb Corp.	241,180	678,014

Electronic Equipment, Instruments & Components (2.7%)
Largan Precision Co. Ltd.	21,000	3,308,231

Food & Staples Retailing (1.3%)
President Chain Store Corp.	190,000	1,565,461

Insurance (1.4%)
China Life Insurance Co. Ltd.	1,690,000	1,670,924

Semiconductors & Semiconductor Equipment (10.1%)
Advanced Semiconductor Engineering, Inc.	1,241,400	1,585,375
Silicon Motion Technology Corp.	23,205	1,084,834
Taiwan Semiconductor Manufacturing Co. Ltd.	1,576,057	9,817,081

		12,487,290

TOTAL TAIWAN		21,031,314

TOTAL INVESTMENTS (106.8% of Net Assets) (Cost $100,389,999)		131,378,373

Liabilities in excess of other assets (-6.8% of Net Assets)		(8,360,126)

NET ASSETS (100.0%)		$123,018,247

JPMorgan China Region Fund, Inc.

INVESTMENT PORTFOLIO

AT MARCH 31, 2017 (Unaudited) (continued)

As of March 31, 2017, aggregate cost for Federal income tax purposes was $100,389,999. The aggregate unrealized gain for all securities is as follows:

Excess of market value over cost	$33,860,834
Excess of cost over market value	(2,872,460)

Net unrealized gain	$30,988,374

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	Non-income producing security.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
A	China A – shares.

A.        Valuation of Investments – All securities for which market quotations are readily available are valued at the last sales price prior to the time of determination or, if no sales price is available at that time, at the mean between the last current bid and ask prices. Securities that are traded over-the-counter are valued, if bid and ask quotations are available, at the mean between the current bid and ask prices. Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value securities may differ from the value that would be realized if these securities were sold and the differences could be material. All other securities and assets are valued at fair value as determined in good faith by the Board of Directors. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. In valuing the Fund’s assets, quotations of foreign securities in a foreign currency are translated to United States dollar equivalents at the prevailing exchange rate in effect on the valuation date. Investments in open ended mutual funds are valued at current day’s closing net asset value per share.

JF International Management Inc. (the Investment ‘Advisor’), an indirect wholly-owned subsidiary of JPMorgan Chase & Co. has established the Asian Fair Valuation Committee (“AFVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Advisor implements the valuation policies for the valuation of investments, as directed by the Board. The AFVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Advisor is responsible for discussing and assessing the potential impacts of the fair values on an ongoing basis, and at least on a quarterly basis with the AFVC and the Board.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Investment Portfolio:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities (a)	$131,378,373	$—	$—	$131,378,373

(a)	Portfolio holdings designated in level 1 are disclosed individually in the Investment Portfolio. Please refer to the SOI for industry specifics of the portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2017.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)    The registrant’s principal executive and principal financial officers have concluded based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding disclosure.

(b)    There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

(a) Certifications pursuant to Rule 30a-2(a) under the 1940 Act, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan China Region Fund, Inc.

/s/ Simon Crinage
Simon Crinage
Director, President and Principal Executive Officer of the JPMorgan China Region Fund, Inc
May 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Simon Crinage
Simon Crinage
Director, President and Principal Executive Officer of the JPMorgan China Region Fund, Inc
May 26, 2017

/s/ Neil Martin
Neil S. Martin
Treasurer and Chief Operating Officer of the JPMorgan China Region Fund, Inc.
May 26, 2017